Warrants (Details Textual) (USD $)	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Warrant to Purchase Common Stock [Member]	Dec. 31, 2009 Warrant to Purchase Common Stock [Member]	Sep. 27, 2007 Warrant to Purchase Common Stock [Member]	Jun. 30, 2012 Lender Warrant [Member]	Jun. 30, 2011 Lender Warrant [Member]	Jun. 30, 2012 Lender Warrant [Member]	Jun. 30, 2011 Lender Warrant [Member]	Dec. 31, 2011 Lender Warrant [Member]	Dec. 31, 2010 Lender Warrant [Member]	Dec. 31, 2009 Lender Warrant [Member]	May 23, 2005 Lender Warrant [Member]	Jun. 30, 2012 Lender Warrant [Member] Redeemable Preferred Stock, Series C [Member]	May 23, 2005 Lender Warrant [Member] Redeemable Preferred Stock, Series C [Member]	May 15, 2012 Lender Warrant [Member] Series C Redeemable Convertible Preferred Stock [Member]	Jul. 31, 2010 Investor Warrants [Member]	Dec. 31, 2010 Investor Warrants [Member]	Dec. 31, 2009 Investor Warrants [Member]	May 15, 2012 Investor Warrants [Member]	Jul. 30, 2010 Investor Warrants [Member]
Warrants (Textual) [Abstract]
Shares purchased for warrant							75,000										423,529	211,764				4,366,803	8,733,617
Common stock at a purchase price	$ 8.50
Purchase price of stock against warrant							8.20										4.25						2.40
Warrants exercisable date					Sep. 26, 2014											May 23, 2015
Fair value of warrant at the final re-measurement date								$ 700,000		$ 700,000		$ 1,100,000									$ 9,200,000		$ 14,200,000
Recorded a mark-to-market gain								400,000	100,000	400,000		400,000		100,000
Recorded a mark-to-market loss											100,000		400,000							5,000,000
IPO closing date	May 15, 2012
Warrants exercisable period	7 years
Fair value of warrants recorded as debt discount					216,000
Interest expense						54,000
Aggregate principal amount of borrowings															20,000,000
Adjusted strike price of warrants																							2.29
Warrants granted																					20,000,000
Unamortized debt extinguishment						$ 95,000
Fair value of underlying stock per share		$ 6.31	$ 7.34	$ 5.14	$ 8.20														$ 3.42		$ 3.98
Risk-free interest rate on warrants		0.22%	0.61%	1.56%	4.27%														0.84%		2.68%
Expected term, warrants		1 year 9 months	2 years	3 years 6 months	7 years														2 years 10 months 21 days		6 years 1 month 6 days
Dividend yield, warrants		0.00%	0.00%	0.00%	0.00%														0.00%		0.00%
Volatility, warrants		50.40%	43.70%	56.40%	22.00%														66.10%		48.40%